Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of loans receivable and related allowance for doubtful accounts

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Loans	4,384,088	7,016,524
Credit loss allowance for loans receivable	(226,467)	(544,905)
Loans receivable, net	4,157,621	6,471,619

Schedule of allowance for loan losses

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2023, 2024 and 2025.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Beginning balance	294,355	214,550	226,467
Impact of business combination	-	-	7,152
Provision for loans receivable	586,843	320,013	637,700
Current period write off	(666,648)	(308,096)	(326,414)
Ending balance	214,550	226,467	544,905

Schedule of aging of loans

The Group evaluates expected credit losses of loans receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents loans receivable based on type of borrowers and delinquency as of December 31, 2024 and December 31, 2025:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2024
New borrowers	23,755	1,422	1,501	1,427	28,105	537,047	565,152
Repeat borrowers	54,461	4,645	3,687	3,702	66,495	3,752,441	3,818,936
Total	78,216	6,067	5,188	5,129	94,600	4,289,488	4,384,088

December 31, 2025
New borrowers	112,984	19,557	16,339	12,524	161,404	1,612,205	1,773,609
Repeat borrowers	312,203	73,312	59,903	45,072	490,490	4,752,425	5,242,915
Total	425,187	92,869	76,242	57,596	651,894	6,364,630	7,016,524